Common stock - Restricted common stock activity (Detail) - Restricted stock - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Number of Shares
Beginning balance, unvested (shares)	169,654	1,185,958
Issued (shares)	0	0
Vested (shares)	(169,654)	(1,016,304)
Forfeited (shares)	0	0
Ending balance, unvested (shares)	0	169,654
Weighted-Average Grant Date Fair Value
Beginning balance, weighted average grant date fair value (in usd per share)	$ 0.10	$ 0.10
Issued, weighted average grant date fair value (in usd per share)	0.00	0.00
Vested, weighted average grant date fair value (in usd per share)	0.10	0.10
Forfeited, weighted average grant date fair value (in usd per share)	0.00	0.00
Ending balance, weighted average grant date fair value (in usd per share)	$ 0.00	$ 0.10
Non-employee Consultants and Advisers
Number of Shares
Beginning balance, unvested (shares)	5,334	10,834
Issued (shares)	0	0
Vested (shares)	(2,625)	(5,500)
Forfeited (shares)	0	0
Ending balance, unvested (shares)	2,709	5,334
Weighted-Average Grant Date Fair Value
Beginning balance, weighted average grant date fair value (in usd per share)	$ 10.51	$ 9.72
Issued, weighted average grant date fair value (in usd per share)	0.00	0.00
Vested, weighted average grant date fair value (in usd per share)	9.95	8.95
Forfeited, weighted average grant date fair value (in usd per share)	0.00	0.00
Ending balance, weighted average grant date fair value (in usd per share)	$ 11.05	$ 10.51